General	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
General
General

1.     General

Basis of Presentation of Financial Statements

Envision Healthcare Holdings, Inc. (“Holding”) indirectly owns all of the outstanding common stock of Envision Healthcare Corporation (“Corporation”).  In June 2013, CDRT Holding Corporation’s name was changed to Envision Healthcare Holdings, Inc. and Emergency Medical Services Corporation’s name was changed to Envision Healthcare Corporation.

The accompanying interim consolidated financial statements for Holding and Corporation have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim reporting, and accordingly, do not include all of the disclosures required for annual financial statements. In the opinion of management, the consolidated financial statements of Holding and Corporation (together the “Company” or “EVHC”) include all normal recurring adjustments necessary for a fair presentation of the periods presented.  Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013. For further information on Holding’s significant accounting policies and other information, see Holding’s consolidated financial statements, including the accounting policies and notes thereto for the year ended December 31, 2012, which includes all disclosures required by GAAP, included in the Registration Statement (File No. 333-189292) (“Holding’s Registration Statement”) which was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on August 13, 2013 for an initial public offering of its common stock, par value $0.01 per share (“Common Stock”).  See Note 2 for further information on Holding’s initial public offering and its equity.  For further information on Corporation’s significant accounting policies and other information, see Corporation’s consolidated financial statements, including the accounting policies and notes thereto for the year ended December 31, 2012, which includes all disclosures required by GAAP, included in Corporation’s Annual Report on Form 10-K for the year ended December 31, 2012.

On July 29, 2013, Holding effected a 9.3 for 1.0 stock split of Holding’s common stock, resulting in 132,082,885 shares of common stock issued, not including 504,197 treasury shares.  The accompanying consolidated financial statements give retroactive effect to the stock split for all periods presented.

The Company’s business is conducted primarily through two operating subsidiaries, EmCare Holdings, Inc. (“EmCare”), its facility-based physician services segment, and American Medical Response, Inc. (“AMR”), its medical transportation services segment.

1. General

Basis of Presentation of Financial Statements

          These financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") to reflect the consolidated financial position, results of operations and cash flows of Envision Healthcare Holdings, Inc., formerly known as CDRT Holding Corporation ("Holding" or the "Company").

          On May 25, 2011, Envision Healthcare Corporation (formerly known as Emergency Medical Services Corporation), or EVHC, was acquired through a merger transaction ("Merger") by investment funds (the "CD&R Affiliates") sponsored by, or affiliated with, Clayton, Dubilier & Rice LLC ("CD&R"). As a result of the Merger, EVHC became a wholly-owned subsidiary of Envision Healthcare Intermediate Corporation (formerly known as CDRT Acquisition Corporation), which is a wholly-owned subsidiary of Holding, and EVHC's stock ceased to be traded on the New York Stock Exchange. In addition, Emergency Medical Services LP ("EMS LP"), a wholly-owned subsidiary of the Company, ceased to be a reporting entity with the Securities and Exchange Commission. Details of the Merger are more fully discussed in Note 2. The transaction was accounted for as a reverse acquisition with Envision Healthcare Intermediate Corporation. The accompanying consolidated results of operations and cash flows are presented for two periods: the period prior to the merger ("Predecessor") and succeeding the Merger ("Successor"). The Company applied business combination accounting to the opening balance sheet and results of operations on May 25, 2011. The Merger resulted in a new basis of accounting beginning on May 25, 2011 and the financial reporting periods are presented as follows:

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  The year ended December 31, 2012 is presented on a Successor basis, reflecting the Merger of EVHC and the affiliate of CD&R.

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  The year ended December 31, 2011 includes the Predecessor period of EVHC from January 1, 2011 through May 24, 2011 and the Successor period, reflecting the Merger of EVHC and the affiliate of CD&R, from May 25, 2011 through December, 2011.

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  The year ended December 31, 2010 is presented on a Predecessor basis. The consolidated financial statements for all Predecessor periods have been prepared using the historical basis of accounting for EVHC. As a result of the Merger and the associated business combination accounting, the consolidated financial statements of the Successor are not comparable to periods preceding the Merger.

          The Company operates in two segments, EmCare in the facility-based physician service business and AMR in the healthcare transportation service business. EmCare provides facility-based physician services for emergency departments, anesthesiology, hospitalist/inpatient, radiology, teleradiology and surgery programs with 604 contracts in 44 states and the District of Columbia. EmCare recruits physicians, gathers their credentials, arranges contracts for their services, assists in monitoring their performance and arranges their scheduling. In addition, EmCare assists clients in such operational areas as staff coordination, quality assurance, departmental accreditation, billing, record-keeping, third-party payment programs, and other administrative services. AMR operates in 40 states and the District of Columbia, providing a full range of medical transportation services from basic patient transit to the most advanced emergency care and pre-hospital assistance. In addition, AMR operates emergency (911) call and response services for large and small communities all across the United States, offers contracted medical staffing, and provides telephone triage, transportation dispatch and demand management services.